SCHEDULE OF BALANCE SHEET CLASSIFICATION (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	$ 1,041	$ 1,006	$ 5
Operating lease, right-of-use asset, net	1,168	1,592	1,489
Total right-of-use asset	2,209	2,598	1,494
Finance lease liabilities	$ 3,501	$ 2,674	$ 3,024
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities current	Lease liabilities current	Lease liabilities current
Operating lease liabilities	$ 771	$ 808	$ 460
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities current	Lease liabilities current	Lease liabilities current
Lease liabilities current	$ 4,272	$ 3,482	$ 3,484
Finance lease liabilities	$ 3,393	$ 3,470	$ 991
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities non-current	Lease liabilities non-current	Lease liabilities non-current
Operating lease liabilities	$ 307	$ 795	$ 1,123
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities non-current	Lease liabilities non-current	Lease liabilities non-current
Lease liabilities non-current	$ 3,700	$ 4,265	$ 2,114
Total lease liabilities	$ 7,972	$ 7,747	$ 5,598